Affiliate Transactions Affiliate Transactions (Predecessor's Affiliate Transactions) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Operating revenues - affiliates	$ 153.9	$ 2,412.7	$ 179.4	$ 153.9
Cash used in financing activities - affiliates		636.3	(151.2)	86.2
Capital Expenditures		728.1	213.1	351.7
Net distributions from (to) related party		(71.9)	(279.6)	23.9
Affiliated Entity
Related Party Transaction [Line Items]
Operating revenues - affiliates		629.2
Operating expenses - affiliates		5.9	36.2	33.8
Continuing Operations | Affiliated Entity
Related Party Transaction [Line Items]
Operating revenues - affiliates		436.4	2,116.5	1,753.9
Operating expenses - affiliates		340.0	1,669.5	1,385.8
Net affiliate transactions		(96.4)	(447.0)	(368.1)
Capital Expenditures		16.2	244.3	337.2
Other third-party transactions, net		58.9	51.5	118.7
Net third-party transactions		75.1	295.8	455.9
Net distributions from (to) related party, non-cash		(6.3)	0	0
Net distributions from (to) related party		(27.6)	(151.2)	87.8
Continuing Operations | Devon Energy Corporation
Related Party Transaction [Line Items]
Net distributions from (to) related party		(21.3)	(151.2)	87.8
Discontinued Operations
Related Party Transaction [Line Items]
Net distributions from (to) related party		(4.4)	(128.4)	(63.9)
Discontinued Operations | Affiliated Entity
Related Party Transaction [Line Items]
Operating revenues - affiliates		10.4	84.6	152.0
Operating expenses - affiliates		5.0	32.7	86.3
Cash used in financing activities - affiliates		0	(5.6)	(1.1)
Net affiliate transactions		(5.4)	(57.5)	(66.8)
Capital Expenditures		0.6	1.1	26.5
Other third-party transactions, net		0.4	(72.0)	(23.6)
Net third-party transactions		1.0	(70.9)	2.9
Net distributions from (to) related party		(44.3)	(128.4)	(63.9)
Discontinued Operations | Devon Energy Corporation
Related Party Transaction [Line Items]
Net distributions from (to) related party, non-cash		$ (39.9)	$ 0	$ 0